Angel Oak Mortgage Trust 2024-7 ABS-15G

Exhibit 99.22

Loan ID (Purchasing Lender)	Loan Number (Selling Lender)	Loan Status	Final Overall Event Level	Final Credit Event Level	Final Compliance Event Level	Final Property Event Level	Credit Exceptions	Compliance Exceptions	Property Exceptions	Compensating Factors	Immaterial/Waived	Lender Commentary	Cleared Exceptions	Exceptions
2024070810	XXX	XXX	1	1	1	1				Net tangible benefit - Borrowers are paying off XXX in monthly consumer debt with subject refinance along with one auto installment loan. The reduction in monthly consumer debt results in a lower monthly outlay including the new PITIA for the subject loan. Borrower also received cash back in excess of XXX which was not considered in reserve calculation.;
2024070811	XXX	XXX	1	1	1	1				Verified credit history - Borrower mid FICO is XXX w/a minimum requirement of XXX for Investment purchase XXX LTV under the Investment - XXX Month Bank Statement / XXX Year Documentation.; Verified housing payment history - Borrower has XXX yrs of mortgage history verified XXX per credit report.; Verified reserves - Borrower has XXX mths verified reserves w/a minimum requirement of XXX
2024070817	XXX	XXX	1	1	1	2	Verified credit history - XXX middle credit score with no history of delinquency reported in the past XXX months. Minimum credit score required XXX; Verified reserves - XXX months verified reserves > XXX months reserves required.;	XXX - Flip exception owned XXX mos < XXX increase in value: XXX sale XXX with a sales price of XXX. Current appraisal value XXX, Client Comment: XXX - Investor granted exception (GS) pg 175.	XXX Underwriting Loan Approval is Deficient - Missing lender UW Decision/Loan approval. Only 1008 provided. - XXX - Exception is cleared with the attached UW Decision; CTC XXXXXX Exception Cleared;

XXX Asset Documentation is Insufficient - XXX of XXX came from business, XXX, XXX (pg 106). Missing documentation used to confirm XXX ownership. For business funds the underwriter must review the business cash flow and ending balances to determine eligibility. - XXX - Attached XXX and XXX assignment are insufficient to document percentage of ownership. ** ReferXXX not needed to satisfy cash to close or reserve requirements, thus exception is cleared XXX Exception Cleared;

XXX Missing Estimated Replacement Cost New for Property - Missing insurers replacement cost estimator to confirm XXX dwelling coverage is sufficient. - XXX - Exception is cleared with the attached email correspondence from the insurer confirming a XXX of XXX; Dwelling Coverage XXX > XXX of XXX XXX XXX Exception Cleared;

XXX Insufficient Verified Funds to Close - Missing Landmark XXX asset statements covering XXX month period used to satisfy cash to close and reserve requirements. - XXX - Exception is cleared with the attached XXX asset statemenXXXException Cleared;

XXX Missing Title Holder Name from Title Evidence - Borrower executed a Personal Guaranty indicating transaction is an entity loan, however, the Mortgage, Title Commitment, and Warranty Deed reflect vesting in the borrowers name individually (pg 490,549,356,535). - XXX -  Recd letter of clarification, "Personal Guarantee was executed in error. File should be as an Individual. The Mortgage, Title Commitment, and Warranty Deed reflect vesting in the borrowers name individually. XXX Exception Cleared;

2024070771	XXX	XXX	2	1	1	2	Verified credit history - Middle credit scores XXX with no history of delinquency reported. Minimum credit score required XXX; Verified housing payment history - VOE confirms XXX months satisfactory rental rating.; Low LTV/CLTV/HCLTV - XXX LTV < XXX Max Allowed.; Verified reserves - XXX months PITIA reserves > XXX months requried.;	XXX Non-XXX - XXX deductible > XXX (pg 326,170), Client Comment: Investor Acknowledged Exception	XXX Missing Title Holder Name from Title Evidence - Missing title supplement reflecting vesting in B1/B2, XXX, and XXX and XXX, XXX, as per XXX, XXX, XXX, and XXX (pg 225,316,505,401). - XXX - Exception is cleared with the attached copy of the XXX reflecting the correct title vesting. XXX Exception Cleared;

XXX Estimated Total Minimum/Maximum Payment Amount does not match the Disclosed Closing Disclosure Projected Payments Table (12 CFR 1026.37(b)(3)) - Variance is due XXX tax amount. Review was unable to validate lender's property tax calculation of XXX.  Review calculated XXX.  Review calculation was based on sales price of XXX  tax rate of XXX per the tax cert pg 382.  (Using standard XXX would have totaled XXX)-- - The Estimated Total Maximum Payment Amount in column XXX of the Disclosed Closing Disclosure Projected Payments Table does not match the value in the System Calculated Projected Payments Table. The Disclosed Projected Payments Table contains a value of (XXX), while the Calculated Projected Payments Table has a value of (XXX). - XXX Lender provided tax calculation to validate amount used to qualify: XXX PP x XXX TR + XXX S/A / XXX = XXX

2024070822	XXX	XXX	1	1	1	1				Low LTV/CLTV/HCLTV - Subject property LTV/CLTV is XXX when max allowable is XXX for an owner occupied SFR Rate & Term refinance transaction.;